Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2024
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS FUTURE OF ENERGY FUND, INC.
CIK	dei_EntityCentralIndexKey	0001580956
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2025
Effective Date	dei_DocumentEffectiveDate	Mar. 28, 2025
Prospectus Date	rr_ProspectusDate	Apr. 01, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Future of Energy Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLOAX
Future of Energy Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLOCX
Future of Energy Fund | F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLOFX
Future of Energy Fund | I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLOIX
Future of Energy Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLORX
Future of Energy Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLOZX